RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-01: Compensation — Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards
The ASU adds an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profits interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3.
		January 1, 2026	No material impact expected as a result of the adoption of this ASU.
ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid.	January 1, 2025	No material impact expected as a result of the adoption of this ASU.
ASU 2023-07: Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures	The amendments enhance segmental reporting through expanding the breadth and frequency of segment disclosures.	January 1, 2025	No material impact on disclosures expected as a result of the adoption of this ASU.